Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Income (loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	Years ended December 31,
	2025	2024	2023
Non-PRC	$(160)	$(258)	$(421)
PRC	14,416	12,751	13,049
Total	$14,256	$12,493	$12,628

Schedule of Income Tax Provision	The components of the income tax provision are as follows:
	Years ended December 31,
	2025	2024	2023
Current income tax expense	$1,706	$1,077	$796
Deferred income tax expense	341	589	1,524
Total income tax expense	$2,047	$1,666	$2,320

Schedule of Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2025, 2024 and 2023:

	Years ended December 31,
	2025	2024	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of preferential tax rates (a)	(13.1)%	(10.8)%	(6.2)%
Eligible additional deduction (b)	1.1%	(2.4)%	(3.5)%
Impact of different tax rates in other jurisdictions	0.3%	0.5%	0.8%
Non-taxable and exemptions	0.1%	0.0%	(0.3)%
Permanent differences (c)	1.0%	1.0%	2.6%
Effective income tax rate	14.4%	13.3%	18.4%

(a)	Preferential tax rates for small and low profit enterprise and high and new technology enterprise.

(b)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.

(c)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of December 31, 2025	As of December 31, 2024
Deferred tax assets:
Net operating losses carryforward	$309	$280
Allowance for credit losses	776	791
Deferred income (a)	253	256
Intangible assets (b)	203	193
Operating lease liabilities	951	1,806
Total deferred tax assets	2,492	3,326
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	2,492	3,326
Net off against deferred tax liabilities	(1,179)	(1,892)
Net deferred tax assets	$1,313	$1,434

Deferred tax liabilities:
Property and equipment (c)	$355	$41
Operating lease right-of-use assets	1,071	1,904
Deferred tax liabilities	1,426	1,945
Net off against deferred tax assets	(1,179)	(1,892)
Net deferred tax liabilities	$247	$53

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

(c)	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.

Schedule of Tax Payable

Tax payable consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Value-added tax payable	$2,627	$1,879
Income tax payable	1,093	821
Other taxes payable	430	317
Total	$4,150	$3,017